Operating Segments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Information about Each Reportable Segment and Reconciliation
Information about each reportable segment and reconciliation to amounts reported in consolidated financial statements is set out below:

	2021	2020	2019
(in $ millions)	$	$	$
Segment Adjusted EBITDA
Deliveries	(130)	(211)	(809)
Mobility	345	307	(194)
Financial services	(349)	(331)	(548)
Enterprise and new initiatives	9	9	(3)
Total reportable Segment Adjusted EBITDA	(125)	(226)	(1,554)
Regional corporate costs	(717)	(554)	(683)
Net interest income (expenses)	(1,675)	(1,391)	(977)
Other income (expenses)	12	10	13
Income tax expenses	(3)	(2)	(7)
Depreciation and amortization	(345)	(387)	(647)
Stock-based compensation expenses	(357)	(54)	(34)
Unrealized foreign exchange loss	(1)	*	(4)
Impairment losses on goodwill and non-financial assets	(15)	(43)	(60)
Fair value changes on investments	37	(57)	(3)
Restructuring costs	(1)	(2)	(1)
Legal, tax and regulatory settlement provisions	(12)	(39)	(31)
Share listing and associated expenses	(353)	—	—
Consolidated profit or loss after tax	(3,555)	(2,745)	(3,988)

*	Amount less than $1 million